SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-08188

                    AllianceBernstein High Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               901 K Street, N.W.
                             Washington, D.C. 20001

                      Date of fiscal year end:  October 31

             Date of reporting period: July 1, 2012 - June 30, 2013

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-08188
Reporting Period: 07/01/2012 - 06/30/2013
AllianceBernstein High Income Fund, Inc.









=================== AllianceBernstein High Income Fund, Inc. ===================


A123 SYSTEMS, INC.

Ticker:       AONEQ          Security ID:  03739TAA6
Meeting Date: APR 19, 2013   Meeting Type: Written Consent
Record Date:  MAR 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management


--------------------------------------------------------------------------------

BANK OF AMERICA CORPORATION

Ticker:       BAC            Security ID:  060505559
Meeting Date: MAY 08, 2013   Meeting Type: Annual
Record Date:  MAR 13, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Sharon L. Allen          For       For          Management
1.2   Elect Director Susan S. Bies            For       For          Management
1.3   Elect Director Jack O. Bovender, Jr.    For       For          Management
1.4   Elect Director Frank P. Bramble, Sr.    For       For          Management
1.5   Elect Director Arnold W. Donald         For       For          Management
1.6   Elect Director Charles K. Gifford       For       For          Management
1.7   Elect Director Charles O. Holliday, Jr. For       For          Management
1.8   Elect Director Linda P. Hudson          For       For          Management
1.9   Elect Director Monica C. Lozano         For       For          Management
1.10  Elect Director Thomas J. May            For       For          Management
1.11  Elect Director Brian T. Moynihan        For       For          Management
1.12  Elect Director Lionel L. Nowell, III    For       For          Management
1.13  Elect Director R. David Yost            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management
4     Report on Political Contributions       Against   For          Shareholder
5     Adopt Proxy Access Right                Against   Against      Shareholder
6     Amend Bylaw to Limit Multiple Board     Against   Against      Shareholder
      Service
7     Report on Feasibility of Prohibiting    Against   Against      Shareholder
      Political Contributions
8     Review Fair Housing and Fair Lending    Against   For          Shareholder
      Compliance


--------------------------------------------------------------------------------

NEENAH ENTERPRISES, INC.

Ticker:       NNHE           Security ID:  64007R109
Meeting Date: DEC 19, 2012   Meeting Type: Annual
Record Date:  NOV 23, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James N. Chapman         For       For          Management
1.2   Elect Director John H. Forsgren         For       For          Management
1.3   Elect Director Ted S. Lodge             For       For          Management
1.4   Elect Director Thomas J. Riordan        For       For          Management


--------------------------------------------------------------------------------

NEWPAGE CORP

Ticker:                      Security ID:  651715AD6
Meeting Date: AUG 15, 2012   Meeting Type: Written Consent
Record Date:  JUL 18, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Resolution                None      Did Not Vote Management
2     Proxy In Respect Of Amendments Or       None      Did Not Vote Management
      Variations


--------------------------------------------------------------------------------

NEWPAGE CORP

Ticker:                      Security ID:  651715AD6
Meeting Date: DEC 10, 2012   Meeting Type: Written Consent
Record Date:  NOV 06, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept The Plan, Npc Class 3c, Ad6      None      Did Not Vote Management
2     Accept The Plan, Gd Class 3c, Ad6       None      Did Not Vote Management
3     Dont Consent To The Release , Npc       None      Did Not Vote Management
      Class 3c, Ad6
4     Dont  Consent To The Release , Gd       None      Did Not Vote Management
      Class 3c, Ad6

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AllianceBernstein High Income
                                          Fund, Inc.



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 27, 2013


*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

            KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AllianceBernstein Blended Style Series, Inc.
-AllianceBernstein Bond Fund, Inc.
-AllianceBernstein Cap Fund, Inc.
-AllianceBernstein Core Opportunities Fund, Inc.
-AllianceBernstein Corporate Shares
-AllianceBernstein Discovery Growth Fund, Inc.
-AllianceBernstein Equity Income Fund, Inc.
-AllianceBernstein Exchange Reserves
-AllianceBernstein Fixed-Income Shares, Inc.
-AllianceBernstein Global Bond Fund, Inc.
-AllianceBernstein Global Real Estate Investment Fund, Inc.
-AllianceBernstein Global Risk Allocation Fund, Inc.
-AllianceBernstein Global Thematic Growth Fund, Inc.
-AllianceBernstein Growth and Income Fund, Inc.
-AllianceBernstein High Income Fund, Inc.
-AllianceBernstein Institutional Funds, Inc.
-AllianceBernstein International Growth Fund, Inc.
-AllianceBernstein Large Cap Growth Fund, Inc.
-AllianceBernstein Municipal Income Fund, Inc.
-AllianceBernstein Municipal Income Fund II
-AllianceBernstein Trust
-AllianceBernstein Unconstrained Bond Fund, Inc.
-AllianceBernstein Variable Products Series Fund, Inc.
-The AllianceBernstein Portfolios
-The AllianceBernstein Pooling Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                                 /s/ Robert M. Keith
                                                 ------------------------
                                                 Robert M. Keith

Dated: February 5, 2013